Accounting policies - Changes in Level 3 (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in financial instruments, Assets
Financial assets at beginning of period	$ 1,285,120
Financial assets at end of period	1,361,558	$ 1,285,120
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(1,191,900)
Financial liabilities at end of period	(1,259,588)	(1,191,900)
Fair value
Changes in financial instruments, Assets
Financial assets at beginning of period	548,133
Financial assets at end of period	540,023	548,133
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(371,469)
Financial liabilities at end of period	(369,304)	(371,469)
Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	251	172	$ 219
Gains/(losses) on financial assets and liabilities (net)	543	78	73
Sales		(143)	(102)
New issuances	771	160
Settlements		(16)	(18)
Financial assets at end of period	1,565	251	172
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(358)
Gains/(losses) on financial assets and liabilities (net)	203
Financial liabilities at end of period	(155)	(358)
Trading derivative liabilities | Fair value | Level 3
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	(358)
Gains/(losses) on financial assets and liabilities (net)	203
Financial liabilities at end of period	(155)	(358)
Debt and equity instruments | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period		172	219
Gains/(losses) on financial assets and liabilities (net)		(13)	73
Sales		(143)	(102)
Settlements		(16)	(18)
Financial assets at end of period			$ 172
Trading derivative assets | Fair value | Level 3
Changes in financial instruments, Assets
Financial assets at beginning of period	251
Gains/(losses) on financial assets and liabilities (net)	543	91
New issuances		160
Financial assets at end of period	794	251
Loans and advances to customers
Changes in financial instruments, Assets
Financial assets at beginning of period	615,038
Financial assets at end of period	676,636	$ 615,038
Loans and advances to customers | Fair value | Level 3
Changes in financial instruments, Assets
New issuances	771
Financial assets at end of period	$ 771